Payments, Details - 12 months ended Mar. 31, 2024 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 12,536,314	Taxes	CHINA	Henan Sheng	Henan Taxation Bureau [Member]	Ying Mining District [Member]	“Silver”, “Lead”, “Zinc” and “Gold” [Member]	Mining [Member]	Underground Mining
#: 2
	4,587,521	Royalties	CHINA	Henan Sheng	Henan Taxation Bureau [Member]	Ying Mining District [Member]	“Silver”, “Lead”, “Zinc” and “Gold” [Member]	Mining [Member]	Underground Mining
#: 3
	2,168,915	Fees	CHINA	Henan Sheng	Henan Taxation Bureau [Member]	Ying Mining District [Member]	“Silver”, “Lead”, “Zinc” and “Gold” [Member]	Mining [Member]	Underground Mining
#: 4
	847,450	Taxes	CHINA	Guangdong Sheng	Guangdong Taxation Bureau [Member]	GC [Member]	“Silver”, “Lead” and “Zinc” [Member]	Mining [Member]	Underground Mining
#: 5
	687,060	Royalties	CHINA	Guangdong Sheng	Guangdong Taxation Bureau [Member]	GC [Member]	“Silver”, “Lead” and “Zinc” [Member]	Mining [Member]	Underground Mining
#: 6
	$ 464,409	Fees	CHINA	Guangdong Sheng	Guangdong Taxation Bureau [Member]	GC [Member]	“Silver”, “Lead” and “Zinc” [Member]	Mining [Member]	Underground Mining